Accumulated Benefit Obligation for all Defined Benefit Plans (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 409,210	¥ 33,723,000	¥ 32,255,000